                                                                [PHOTOGRAPH OF
                                                                DEXTER A. DODGE
                                                                Chairman]


[FREEDOM FUNDS LOGO] TO OUR SHAREHOLDERS

Two themes have predominated in the fixed income markets in the first half of this year. The first of these has been the ongoing tension between an economy that has continued to grow apace and the increased resolve of the Federal Reserve Bank's Open Market Committee (Fed) to slow the economy down. The second has been the repercussions of the continuing budget surpluses being rung up in the United States and their effect on the difference in yields between U.S. Treasury securities and every other kind of security. Both of these themes have been important to understanding the movement of the fixed income markets in the first half of the year.

Starting in June of last year, the Federal Reserve began to increase short term interest rates. As of this writing they have increased those rates by 1.75% in a series of six interest rate moves. The reason for this change by the Fed has been the continued strength in the economy. Indeed, in the first quarter of this year, the economy appeared to be shrugging off any interest rate increases and actually accelerating. Current estimates of gross domestic product (GDP) growth in the first quarter show a growth of 5.4%. This rate actually understates the real strength the economy showed. Aggregate demand, a favorite measure of the Federal Reserve Board, rose even more quickly. Personal consumption expenditures
(PCE) rose by 7.5%, for example and business investment in equipment and software rose by 26.6%. Faced with an economy that strong, the Fed raised rates three times in 2000 for a total increase of 1.0%. An economy that seemed unwilling to slow down despite these rate increases brought tremendous pressure on those securities that have some credit component to them. The result was a widening, or "spread", of their yields over those offered by U.S. Treasury securities. On the one hand, rates went up which hurt the current prices of all long term securities. On the other hand, the Federal Reserve seemed serious which meant that the markets began to fear that they might overplay their hand, sending the economy into recession. Bonds with a credit component, often called "spread product", began to price in the risk of a recession.

Thankfully, the second quarter has provided some relief as the economy appears to be slowing somewhat. Most forecasters now predict a second quarter GDP in the range of 3.5%, with PCE slowing from 7.5% to 3.1% and business investment from 26.6% to 14%. Spread product has performed better through June.

The second theme has been the ongoing story of budget surpluses. In a perverse sort of way these healthy surpluses also served to make spread product, and even U.S. Government Agency debentures, suffer. Healthy surpluses mean both less new issuance of U.S. Treasury debt and buybacks of currently outstanding securities. As the supply of U.S. Treasury securities has dwindled those securities have taken on a bit of scarcity value making them more dearly priced when compared to non-Treasury securities.

With an election year upon us, and little agreement either within Congress or between the Presidential candidates on what to do with the surpluses, it is reasonable to expect that the scarcity value of U.S. Treasury securities will continue. The Federal Reserve, meanwhile, is not likely to alter their bias at this juncture. Until and unless there are more convincing signs of a slowing of domestic economic growth, those two themes will remain predominate in the fixed income markets.

The following comments by your portfolio managers detail the strategies used for each of the Freedom Money Market Funds. As always, we appreciate the opportunity to be of service to our investors, and we renew our commitment to provide funds of high quality with service to match. Thank you.



Sincerely,


/s/ Dexter A. Dodge
------------------------
Dexter A. Dodge
Chairman



                      [PHOTOGRAPH OF                      [PHOTOGRAPH OF
                      MARY JEANNE CURRIE                  PAUL MARANDETT
                      Portfolio Manager                   Portfolio Manager
                      Cash Management Fund                Tax Exempt Money Fund]
                      Government Securities Fund]


FINANCIAL REVIEW


FREEDOM CASH MANAGEMENT FUND AND FREEDOM GOVERNMENT SECURITIES FUND

As mentioned in our last annual report, the Federal Reserve began raising interest rates in June of 1999 in a preemptive move to rein in the growth of the economy and head off any inflationary pressures that usually accompany this type of acceleration. It was generally anticipated that the Federal Reserve would continue with this stance in the first half of this year. With this policy in mind, we began shortening the average maturity of both the Freedom Cash Management Fund and the Freedom Government Securities Fund. By structuring the portfolios in this way we were able to increase our liquidity and reinvest maturing securities at increasingly higher levels.

In the Freedom Cash Management Fund we also increased our position in higher yielding floating-rate notes - these are notes whose interest rates are reset at regular intervals based on a benchmark of money market rates, such as LIBOR (London Interbank Offer Rate).

The results of this strategy are reflected in the yields offered on the Funds. The seven day net yield on the Freedom Cash Management as of June 30, 2000 was 5.90% versus 5.18% on January 3, 2000. The net yield on the Freedom Government

Securities Fund over the same period was 5.85% versus 4.85%. Also, our asset growth continued to reflect investor uncertainty over the future of the economy and interest rates. For the same period mentioned above, assets in the Freedom Cash Management increased 5% to $2.8 billion and the Freedom Government Securities Fund 6% to $509.4 million. Market indicators are now pointing to a more neutral policy by the Federal Reserve as our economic growth appears to be slowing down. One market indicator in particular is a much flatter yield curve along with a futures market that has no rate hikes priced in. Because of the lesser volatility in short term rates, we have extended the maturities of both funds to closer match that of their respective indices. This positioning allows the Funds to offer competitive yields and still be able to take advantage of any sudden changes in the yield curve.

As always, the primary objective of the Funds is the preservation of capital. All of the securities in the Freedom Cash Management Fund carry the highest rating assigned to short term investments. We also constantly monitor and evaluate the creditworthiness of these holdings to be certain that our conservative investment policy is maintained. As a result of this policy, the Freedom Cash Management Fund carries an AAA rating by Standard & Poor's Rating Agency. In the Freedom Government Securities Fund all investments are limited to securities issued by the U.S. Treasury or one of its agencies.

FREEDOM TAX EXEMPT MONEY FUND

Following the Federal Reserve's 100 basis point boost to short term interest rates, tax exempt money market rates also rose approximately the same amount. The first week in January saw rates at abnormally low levels as fund managers unwound strategies implemented to ameliorate the Y2K problems that never occurred. Short term tax exempt interest rates then settled into a range of around 3.25% to 3.50% and followed the Federal Reserve's rate hikes by ending the first half of this last year of the old millennium in a range of 4.00% to 4.50%. The market continues to react to the fundamentals of supply and demand, which, at this time, appear to be relatively well balanced.

Yields offered by the Freedom Tax Exempt Money Fund have remained consistent with those of the average of tax exempt money funds as recorded by iMoneyNet, Inc. (formerly IBC Financial Data). Freedom's seven day net yield was 3.87% at the June 26th reporting date. This rate compares favorably with a net rate of 3.86% for the "average" fund during the same period. Those levels show an increase of 125 and 113 basis points, respectively, since the end of January.

The short term yield curve (yields offered on securities maturing between 1 day and 1 year) continues to remain comparatively flat. As a result we ended the second quarter with a rather short average maturity of 22 days for the Freedom Fund, 14 days shorter than that of the "average" fund. While we expect this average maturity to lengthen somewhat as we replace maturing notes in the portfolio, we will maintain our emphasis on liquidity until the shape of the yield curve changes.

Going forward we don't foresee any significant changes in our investment strategy. Moderate asset growth and a reduced supply of short term securities coming into the market should dampen interest rate volatility for the foreseeable future. We will continue to be aggressive in monitoring changes in the yield curve, spread relationships and security selection in our efforts to provide shareholders with competitive returns and the high quality as befits the Fund's AAA Standard & Poor's credit rating.


Sincerely,



/s/ Mary Jeanne Currie
----------------------------
Mary Jeanne Currie
Portfolio Manager



/s/ Paul Marandett
----------------------------
Paul Marandett
Portfolio Manager

                          FREEDOM CASH MANAGEMENT FUND

                        INVESTMENTS AS OF JUNE 30, 2000

                                  (UNAUDITED)


 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE        VALUE
 ---------     ----   --------      -----
COMMERCIAL PAPER -- 68.0%
AMERICAN EXPRESS CREDIT CORP.
$ 8,750,000   6.050%  07/05/2000    $ 8,744,118
 25,000,000   6.060%  07/06/2000     24,978,958
  1,850,000   6.250%  07/06/2000      1,848,394
 20,400,000   6.050%  07/07/2000     20,379,430
  5,800,000   6.090%  08/01/2000      5,769,584

AMERICAN GENERAL CORP.
 10,000,000   6.120%  07/11/2000      9,983,000
  8,000,000   6.500%  07/20/2000      7,972,556
 17,000,000   6.390%  07/31/2000     16,909,475
 15,000,000   6.560%  08/18/2000     14,868,800
  2,000,000   6.680%  09/05/2000      1,975,507
 10,000,000   6.570%  09/07/2000      9,875,900
  9,900,000   6.580%  09/08/2000      9,775,144
 13,400,000   6.560%  09/12/2000     13,221,750

AMERICAN GENERAL FINANCE CORP.
 17,900,000   6.020%  07/11/2000     17,870,067
 12,600,000   6.090%  07/19/2000     12,561,633
  7,250,000   6.100%  08/21/2000      7,187,348
  8,000,000   6.630%  08/23/2000      7,921,913

AMERICAN TELEPHONE & TELEGRAPH CO.
 10,000,000   6.550%  09/05/2000      9,879,917
 25,000,000   6.560%  09/19/2000     24,635,556

ASSOCIATES FIRST CAPITAL CORP.
 10,000,000   6.450%  07/07/2000      9,989,250
  9,500,000   6.570%  08/08/2000      9,434,117
 25,000,000   6.570%  08/23/2000     24,758,187

BAYERISCHE VEREINSBANK AG
 25,000,000   5.950%  07/10/2000     24,962,812
 25,000,000   6.130%  08/04/2000     24,855,264
 25,000,000   6.110%  08/11/2000     24,826,035

BOARD OF TRUSTEES OF THE LELAND STANFORD JR. UNIVERSITY
 25,000,000   6.350%  07/11/2000     24,955,903
 12,000,000   6.100%  07/17/2000     11,967,467
  8,000,000   6.630%  08/22/2000      7,923,387

CAPITAL ONE FUNDING
$59,439,000   6.750%  07/06/2000    $59,439,000

CHEVRON TRANSPORT CORP.
 25,000,000   6.120%  07/11/2000     24,957,500
 25,000,000   6.640%  08/18/2000     24,778,667

CHEVRON UK INVESTMENT PLC
 20,000,000   6.580%  09/08/2000     19,747,767

DEXIA CLF FINANCE CO.
 25,000,000   6.200%  07/05/2000     24,982,778
 25,000,000   6.300%  07/05/2000     24,982,500
 12,000,000   6.620%  08/21/2000     11,887,460
  3,780,000   6.220%  09/06/2000      3,736,242
 12,000,000   6.190%  09/11/2000     11,851,440

DUN & BRADSTREET CORP.
 15,000,000   6.550%  07/07/2000     14,983,625

E.I. DUPONT DE NEMOURS & CO.
 10,400,000   6.100%  07/17/2000     10,371,804
 18,000,000   6.080%  08/02/2000     17,902,720
 25,000,000   6.120%  08/02/2000     24,864,000
 10,000,000   6.150%  08/16/2000      9,921,417

FORD MOTOR CREDIT COMPANY
 10,500,000   6.070%  07/05/2000     10,492,918
 25,000,000   6.070%  07/06/2000     24,978,924
 14,750,000   6.070%  07/10/2000     14,727,617
 11,400,000   6.550%  07/19/2000     11,362,665
 10,000,000   6.090%  07/20/2000      9,967,858
 10,000,000   6.470%  07/20/2000      9,965,853
 25,000,000   6.080%  07/24/2000     24,902,889
  6,400,000   6.550%  07/28/2000      6,368,560
 19,000,000   6.560%  09/06/2000     18,768,031

GENERAL ELECTRIC CAPITAL CORP.
 12,000,000   6.100%  07/12/2000     11,977,633
 13,800,000   6.480%  07/14/2000     13,767,708
 14,100,000   6.550%  07/25/2000     14,038,430
 18,500,000   6.550%  07/26/2000     18,415,851
  4,500,000   6.560%  07/28/2000      4,477,860

                       See Notes to Financial Statements.

                          FREEDOM CASH MANAGEMENT FUND

                                  (UNAUDITED)

 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE        VALUE
 ---------     ----   --------      -----

COMMERCIAL PAPER -- (CONTINUED)
GENERAL ELECTRIC CAPITAL CORP. -- (CONTINUED)
$ 5,450,000   6.600%  08/10/2000    $ 5,410,033
 10,450,000   6.610%  08/14/2000     10,365,576
 25,000,000   6.650%  08/30/2000     24,722,917
 25,000,000   6.550%  09/13/2000     24,663,403

GENERAL MOTORS ACCEPTANCE CORP.
 25,000,000   6.100%  07/06/2000     24,978,819
  1,350,000   6.130%  07/11/2000      1,347,701
 20,000,000   6.150%  07/11/2000     19,965,833
  1,300,000   6.000%  07/12/2000      1,297,617
 25,000,000   6.160%  07/14/2000     24,944,389
 20,000,000   6.170%  07/18/2000     19,941,728
  8,000,000   6.150%  07/24/2000      7,968,567
  2,800,000   6.550%  08/09/2000      2,780,132
  6,000,000   6.640%  08/21/2000      5,943,560
 15,000,000   6.580%  09/07/2000     14,813,567
 13,000,000   6.570%  09/11/2000     12,829,180

GOLDMAN SACHS GROUP LP
 10,000,000   6.150%  07/10/2000      9,984,625
 12,000,000   6.180%  07/12/2000     11,977,340
 10,000,000   6.140%  07/17/2000      9,972,711
 10,000,000   6.040%  07/24/2000      9,961,411
  5,000,000   6.050%  08/01/2000      4,973,951
  5,000,000   6.450%  08/01/2000      4,972,229
 18,000,000   6.520%  08/07/2000     17,879,380
  4,000,000   6.580%  08/08/2000      3,972,218
 20,000,000   6.640%  08/10/2000     19,852,444
 10,000,000   6.600%  08/14/2000      9,919,333
 10,000,000   6.590%  08/15/2000      9,917,625
  8,000,000   6.640%  08/16/2000      7,932,124
  3,000,000   6.220%  08/21/2000      2,973,565

HALIFAX PLC
 15,000,000   5.980%  07/03/2000     14,995,017
 10,000,000   6.720%  07/07/2000      9,988,800
 25,000,000   6.130%  08/01/2000     24,868,035
 25,000,000   6.600%  08/01/2000     24,857,917
 25,000,000   6.130%  08/02/2000     24,863,778
 25,000,000   6.120%  08/08/2000     24,838,500
  9,500,000   6.160%  09/05/2000      9,392,713

J.P. MORGAN & CO., INC.
 25,000,000   6.100%  07/05/2000     24,983,056
 25,000,000   6.500%  08/03/2000     24,851,042
 14,000,000   6.580%  09/05/2000     13,831,113
 25,000,000   6.640%  03/16/2001     25,000,000

MEDICAL BUILDING FUNDING VIII
 33,700,000   6.755%  07/26/2000     33,541,914

MERRILL LYNCH & CO. INC.
 14,000,000   6.230%  07/05/2000     13,990,309
  7,000,000   6.450%  07/07/2000      6,992,475
  7,000,000   6.120%  07/12/2000      6,986,910
 18,000,000   6.480%  07/12/2000     17,964,360
 25,000,000   6.140%  07/13/2000     24,948,833
 10,000,000   6.170%  07/14/2000      9,977,719
 17,600,000   6.170%  07/17/2000     17,551,737
  8,300,000   6.140%  07/18/2000      8,275,935
 15,000,000   6.150%  08/09/2000     14,900,062
  3,700,000   6.630%  08/10/2000      3,672,743
 12,000,000   6.570%  09/13/2000     11,837,940

NORTHERN ROCK PLC
 25,000,000   6.650%  04/20/2001     25,000,000

PRUDENTIAL FUNDING CORP.
 15,000,000   6.090%  07/14/2000     14,967,012
  9,500,000   6.650%  08/07/2000      9,436,535
  9,500,000   6.600%  08/22/2000      9,409,433
 18,600,000   6.590%  09/12/2000     18,351,447
 15,000,000   6.580%  09/13/2000     14,797,117
 15,000,000   6.560%  09/14/2000     14,795,000

TORONTO DOMINION HOLDINGS USA INC.
 25,000,000   6.140%  08/11/2000     24,825,181

UBS FINANCE DELAWARE INC.
 25,000,000   6.650%  07/05/2000     24,981,528
  4,495,000   7.050%  07/05/2000      4,491,479


                       See Notes to Financial Statements.

                          FREEDOM CASH MANAGEMENT FUND

                                  (UNAUDITED)


 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE        VALUE
 ---------     ----   --------      -----

COMMERCIAL PAPER -- (CONTINUED)
USAA CAPITAL CORP.
$ 3,800,000   6.120%  07/10/2000    $ 3,794,186
  9,500,000   6.560%  07/28/2000      9,453,260
  3,500,000   6.580%  08/02/2000      3,479,529
 23,000,000   6.530%  08/16/2000     22,808,091
 14,300,000   6.560%  09/05/2000     14,128,019
  5,500,000   6.540%  09/08/2000      5,431,057
 25,000,000   6.550%  09/08/2000     24,686,146

VENTURES BUSINESS TRUST
 25,000,000   6.600%  09/19/2000     24,633,333

WAL MART STORES INC.
 20,000,000   6.560%  09/06/2000     19,755,822
                                 --------------
                                  1,877,248,250
                                 --------------
MUNICIPAL SECURITIES -- 1.0%

MISSISSIPPI BUSINESS FINANCE CORP. TAXABLE
INDUSTRIAL DEVELOPMENT REVENUE BONDS
 10,000,000   6.800%  07/01/2000     10,000,000

WAYNE COUNTY, MICHIGAN G.O.
 18,045,000   6.650%  11/09/2000     18,045,000
                                 --------------
TOTAL MUNICIPAL SECURITIES....       28,045,000
                                 --------------

STRUCTURED FINANCE -- 29.8%

ASSET SECURITIZATION COOPERATIVE CORP.
  9,000,000   6.100%  07/10/2000      8,986,275
 20,000,000   6.080%  07/13/2000     19,959,467
  5,000,000   6.430%  07/13/2000      4,989,283
 25,000,000   6.480%  07/19/2000     24,919,000
 25,000,000   6.450%  08/03/2000     24,852,187
 25,000,000   6.550%  08/08/2000     24,827,153
  6,700,000   6.480%  08/09/2000      6,652,966
  4,000,000   6.630%  08/10/2000      3,970,533
 15,000,000   6.570%  08/25/2000     14,849,437
  4,500,000   6.580%  09/07/2000      4,444,070

COOPERATIVE ASSOCIATION OF TRACTOR DEALERS INC.
$ 3,300,000   6.920%  07/05/2000    $ 3,297,463
  3,800,000   6.050%  07/07/2000      3,796,168
  2,000,000   6.100%  07/13/2000      1,995,933
  7,900,000   6.170%  07/13/2000      7,883,752
  5,000,000   6.620%  07/18/2000      4,984,369
  3,400,000   6.050%  07/21/2000      3,388,572
  8,100,000   6.570%  07/31/2000      8,055,652
 12,800,000   6.150%  08/03/2000     12,727,840
  3,000,000   6.570%  08/08/2000      2,979,195
  3,000,000   6.200%  08/11/2000      2,978,817
  4,550,000   6.630%  08/14/2000      4,513,130
  2,000,000   6.600%  08/15/2000      1,983,500
  2,700,000   6.100%  08/18/2000      2,678,040
  9,500,000   6.070%  08/28/2000      9,407,095
  2,500,000   6.670%  09/01/2000      2,471,282
  2,600,000   6.620%  09/08/2000      2,567,010
  3,400,000   6.620%  09/11/2000      3,354,984
  2,000,000   6.600%  09/13/2000      1,972,867
  2,000,000   6.250%  09/15/2000      1,973,611
  2,100,000   6.600%  09/15/2000      2,070,740
  2,000,000   6.650%  09/20/2000      1,970,075
  7,100,000   6.650%  09/21/2000      6,992,455
  2,000,000   6.250%  09/26/2000      1,969,792
  4,350,000   6.270%  10/16/2000      4,268,934
  3,000,000   6.640%  10/20/2000      2,938,580
 10,000,000   6.670%  11/13/2000      9,749,875
  2,845,000   6.670%  11/15/2000      2,772,785
  1,100,000   6.670%  11/16/2000      1,071,875
  3,463,000   6.750%  11/17/2000      3,372,746
  1,300,000   6.780%  11/22/2000      1,264,744
 10,900,000   6.670%  12/11/2000     10,570,817

DELAWARE FUNDING CORP.
 12,333,000   6.180%  07/10/2000     12,313,946
 25,000,000   6.210%  07/18/2000     24,926,687
  5,000,000   6.660%  07/19/2000      4,983,350
 12,000,000   6.600%  07/21/2000     11,956,000
 20,000,000   6.240%  07/25/2000     19,916,800

                       See Notes to Financial Statements.

                          FREEDOM CASH MANAGEMENT FUND

                                  (UNAUDITED)


 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE        VALUE
 ---------     ----   --------      -----

STRUCTURED FINANCE -- (CONTINUED)
DELAWARE FUNDING CORP. -- (CONTINUED)
$ 8,000,000   6.600%  07/25/2000    $ 7,964,800
 19,396,000   6.160%  08/03/2000     19,286,477
  2,000,000   6.570%  08/16/2000      1,983,210
 20,000,000   6.580%  09/11/2000     19,736,800

EDISON ASSET SECURITIZATION CORP.
 25,000,000   6.610%  07/19/2000     24,917,375
 25,000,000   6.670%  08/16/2000     24,786,931
 25,000,000   6.640%  08/24/2000     24,751,000
 15,000,000   6.600%  09/05/2000     14,818,500
 25,000,000   6.600%  09/06/2000     24,692,917
 20,000,000   6.570%  09/11/2000     19,737,200

SHEFFIELD RECEIVABLES CORP.
 25,000,000   6.560%  07/17/2000     24,927,111
 22,500,000   6.580%  07/17/2000     22,434,200
 25,000,000   6.580%  07/18/2000     24,922,319
 23,750,000   6.550%  07/24/2000     23,650,613
  6,800,000   6.580%  08/07/2000      6,754,013

SIGMA FINANCE CORP.
  3,500,000   6.080%  07/07/2000      3,496,453
 21,000,000   6.140%  07/12/2000     20,960,602
  4,000,000   6.040%  07/21/2000      3,986,578
  9,720,000   6.160%  07/27/2000      9,676,757
  7,300,000   6.560%  08/03/2000      7,256,103
  5,000,000   6.060%  08/17/2000      4,960,442
  2,425,000   6.190%  08/17/2000      2,405,403
  3,000,000   6.640%  08/17/2000      2,973,993
  2,500,000   6.590%  09/07/2000      2,468,881
  9,900,000   6.630%  09/07/2000      9,776,019
 40,000,000   6.260%  10/13/2000     39,276,622
  2,300,000   6.690%  11/13/2000      2,242,299
  2,000,000   6.760%  11/13/2000      1,949,300

TRIPLE A ONE FUNDING CORP.
 13,952,000   6.490%  07/07/2000     13,936,909
 25,000,000   6.560%  07/17/2000     24,927,111
  5,560,000   6.570%  07/25/2000      5,535,647
 10,000,000   6.570%  07/27/2000      9,952,550
  8,741,000   6.560%  08/07/2000      8,682,066
 14,210,000   6.590%  08/07/2000     14,113,755
  5,799,000   6.590%  09/12/2000      5,721,508
                                 --------------
TOTAL STRUCTURED FINANCE......      824,232,316
                                 --------------
TOTAL INVESTMENTS -- 98.8%....    2,729,525,566(a)
Other Assets & Liabilities,
  Net -- 1.2%.................       32,379,211
                                 --------------
TOTAL NET ASSETS -- 100.0%....   $2,761,904,777
                                 ==============

-----------
(a) COST FOR TAX PURPOSES IS THE SAME.

                       See Notes to Financial Statements.

                       FREEDOM GOVERNMENT SECURITIES FUND

                        INVESTMENTS AS OF JUNE 30, 2000

                                  (UNAUDITED)

 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE        VALUE
 ---------     ----   --------      -----

U.S. GOVERNMENT AGENCY   ISSUES -- 98.7%

FEDERAL FARM CREDIT BANK DISCOUNT NOTES -- 14.1%
$ 4,825,000   6.380%   07/03/00    $ 4,823,290
 12,100,000   6.380%   07/13/00     12,074,267
  4,850,000   6.250%   07/17/00      4,836,528
  4,300,000   6.380%   07/20/00      4,285,521
  3,000,000   6.320%   07/27/00      2,986,307
 15,600,000   6.440%   08/04/00     15,505,117
  7,600,000   6.470%   08/11/00      7,543,998
  1,000,000   6.370%   08/15/00        992,037
  6,900,000   6.100%   09/13/00      6,813,482
 12,000,000   6.440%   09/13/00     11,841,147
                                  ------------
TOTAL FEDERAL FARM CREDIT BANK
  DISCOUNT NOTES...............     71,701,694
                                  ------------

FEDERAL HOME LOAN BANK DISCOUNT NOTES -- 84.6%
 20,000,000   6.195%   07/05/00     19,986,233
  5,925,000   6.500%   07/05/00      5,920,721
 19,400,000   6.350%   07/06/00     19,382,890
  8,000,000   6.260%   07/07/00      7,991,653
  4,100,000   6.390%   07/12/00      4,091,995
  5,000,000   6.370%   07/13/00      4,989,383
 16,950,000   6.045%   07/14/00     16,913,000
  2,000,000   6.400%   07/18/00      1,993,956
 10,000,000   6.410%   07/19/00      9,967,950
  4,257,000   6.420%   07/19/00      4,243,335
    600,000   5.780%   07/21/00        598,073
  5,000,000   6.070%   07/21/00      4,983,139
 12,300,000   6.090%   07/26/00     12,247,981
  2,900,000   6.160%   07/28/00      2,886,602
  2,700,000   6.180%   07/28/00      2,687,486
  8,870,000   6.290%   08/02/00      8,820,407
 13,700,000   6.410%   08/02/00     13,621,940
  3,300,000   5.970%   08/09/00      3,278,657
 12,000,000   6.060%   08/09/00     11,921,220
  6,900,000   6.410%   08/11/00      6,849,628
  1,850,000   6.520%   08/14/00      1,835,258
  7,140,000   6.070%   08/16/00      7,084,621
  1,250,000   6.400%   08/17/00      1,239,556
  1,175,000   6.400%   08/18/00      1,164,973
 13,000,000   6.470%   08/23/00     12,876,171
 12,000,000   6.050%   08/30/00     11,879,000
  6,850,000   6.420%   08/30/00      6,776,705
 26,700,000   6.070%   08/31/00     26,425,383
 23,500,000   6.420%   09/01/00     23,239,617
 12,850,000   6.090%   09/06/00     12,704,356
 13,500,000   6.420%   09/06/00     13,338,698
 20,000,000   6.100%   09/07/00     19,769,556
 13,600,000   6.100%   09/08/00     13,440,993
  8,096,000   6.430%   09/08/00      7,996,224
  9,300,000   6.440%   09/13/00      9,176,889
 26,200,000   6.450%   09/15/00     25,843,243
  8,000,000   6.480%   09/15/00      7,890,560
 15,650,000   6.485%   09/15/00     15,435,743
  6,400,000   6.460%   09/20/00      6,306,976
  5,600,000   6.470%   09/20/00      5,518,478
  8,700,000   6.480%   09/27/00      8,562,192
 14,400,000   6.510%   09/27/00     14,170,848
  7,225,000   6.110%   09/29/00      7,114,638
  8,100,000   6.150%   10/18/00      7,949,171
                                  ------------
                                   431,116,098
                                  ------------
TOTAL INVESTMENTS -- 98.7%.....    502,817,792(a)
Other Assets & Liabilities
  Net -- 1.3%..................      6,588,217
                                  ------------
TOTAL NET ASSETS -- 100.0%.....   $509,406,009
                                  ============

------------
(a) COST FOR TAX PURPOSES IS THE SAME.


                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

                        INVESTMENTS AS OF JUNE 30, 2000

                                  (UNAUDITED)


 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
 ---------             -----------              -----

MUNICIPAL SECURITIES -- 99.8%

ALABAMA -- 4.4%
$ 2,500,000   Birmingham (AMBAC/Societe
                Generale) 4.65% 7-05-00....   $ 2,500,000

  2,000,000   Birmingham-Carroway Special
                Care Facilities Finance
                Authority (AmSouth LOC)
                4.95% 7-05-00..............     2,000,000

  4,000,000   Chatom PCR (NRUCFC) 4.85%
                7-5-00.....................     4,000,000

  4,600,000   Daphne-Villa Special Care
                Facilities Finance
                Authority (AmSouth LOC)
                4.95% 7-05-00..............     4,600,000

  4,000,000   Mobile IDB 4.75% 7-05-00
                (Wachovia LOC).............     4,000,000
                                             ------------
                                               17,100,000
                                             ------------
ARIZONA -- 5.4%
 13,000,000   Apache County IDA (Toronto
                Dominion LOC) 4.85%
                7-05-00....................    13,000,000

  5,150,000   Maricopa County PCR (Barclays
                Bank LOC) 4.90% 7-05-00....     5,150,000

  1,500,000   Maricopa County PCR (Morgan
                Guaranty LOC) 4.60%
                7-01-00....................     1,500,000

  1,100,000   Mesa County (FGIC) 5.35%
                7-01-00....................     1,100,000
                                             ------------
                                               20,750,000
                                             ------------
CALIFORNIA -- 2.6%
  5,000,000   California Higher Education
                Loan Authority (National
                Westminster LOC) 4.75%
                7-05-00....................     5,000,000

  5,000,000   California Higher Education
                Loan Authority (SLMA) 3.50%
                7-01-00....................     5,000,000
                                             ------------
                                               10,000,000
                                             ------------
COLORADO -- 4.0%
$ 3,400,000   Adams County IDA (Citibank
                LOC) 4.75% 7-06-00.........  $  3,400,000

  9,500,000   Colorado HFA (MBIA/Credit
                Suisse) 4.60% 7-06-00......     9,500,000

  1,390,000   Colorado HFA (MBIA/Rabobank)
                4.60% 7-06-00..............     1,390,000

  1,080,000   La Plata County PCR 4.10%
                9-01-00....................     1,080,000
                                             ------------
                                               15,370,000
                                             ------------
DISTRICT OF COLUMBIA -- 0.6%
  2,200,000   District of Columbia (Societe
                Generale LOC) 4.65%
                7-01-00....................     2,200,000
                                             ------------
FLORIDA -- 4.2%
  4,000,000   Jacksonville Capital Project
                (AMBAC/SunTrust;Bank of
                America;Bank One) 4.65%
                7-05-00....................     4,000,000

  3,000,000   Jacksonville Electric
                Authority (Morgan Guaranty
                LOC) 4.00% 7-12-00.........     3,000,000

  3,000,000   Jacksonville Electric
                Authority (Morgan Guaranty
                LOC) 4.15% 8-08-00.........     3,000,000

  1,000,000   Putnam County (NRUCFC) 4.35%
                12-15-00...................     1,000,000

  5,000,000   West Orange Health Care
                District (SunTrust LOC)
                4.60% 7-06-00..............     5,000,000
                                             ------------
                                               16,000,000
                                             ------------
GEORGIA -- 5.2%
  5,000,000   Clayton County (Commerzbank
                LOC) 4.70% 7-05-00.........     5,000,000

  5,000,000   Municipal Electric Authority
                of Georgia (ABN Amro LOC)
                4.75% 7-05-00..............     5,000,000

                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

                                  (UNAUDITED)


 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----

MUNICIPAL SECURITIES -- (CONTINUED)

GEORGIA -- (CONTINUED)
$ 5,000,000   Savannah Authority (Wachovia
                LOC) 4.75% 7-05-00.........  $  5,000,000

  5,000,000   Southern Georgia Hospital
                Authority (AMBAC/Wachovia)
                4.85% 7-05-00..............     5,000,000
                                             ------------
                                               20,000,000
                                             ------------

HAWAII -- 1.9%
  3,625,000   Hawaii State (FGIC) 5.00%
                10-01-00...................     3,632,929

  3,500,000   Honolulu (Landesbank
                Hessen-Thuringen LOC) 5.00%
                7-05-00....................     3,500,000
                                             ------------
                                                7,132,929
                                             ------------

ILLINOIS -- 15.0%
  3,000,000   Alton Health Facilities
                Revenue Bonds (Escrowed in
                U.S. Government Securities)
                7.20% 2-15-01..............     3,112,056

  3,900,000   Chicago (Landesbank Hessen-
                Thuringen LOC) 3.90%
                12-07-00...................     3,900,000
  1,000,000   Chicago (West Deutsche
                Landesbank LOC) 4.00%
                10-26-00...................     1,000,000

  1,200,000   Chicago O'Hare International
                Airport Authority (Societe
                Generale LOC) 4.95%
                7-05-00....................     1,200,000

  5,000,000   Elmhurst Health Commission
                (Dexia LOC) 4.80%
                7-06-00....................     5,000,000

              Illinois Development Finance
                Authority

  1,000,000   (ABN Amro LOC) 4.80%
                7-05-00....................     1,000,000

  2,000,000   (Bank of America LOC) 4.70%
                7-05-00....................     2,000,000

  5,300,000   (Northern Trust LOC) 4.80%
                7-05-00....................     5,300,000

              Illinois Health Facilities
                Authority

 10,200,000   (AMBAC/FNB-Chicago) 5.00%
                7-05-00....................    10,200,000

  5,400,000   (AMBAC/Harris Trust) 5.00%
                7-05-00....................     5,400,000

  5,000,000   (FSA/ABN Amro) 4.85%
                7-05-00....................     5,000,000

  5,600,000   Illinois Toll Highway
                Authority (MBIA/Societe
                Generale) 4.70% 7-05-00....     5,600,000

  9,000,000   Lisle Health Facilities
                Authority (FNMA) 4.90%
                7-05-00....................     9,000,000
                                             ------------
                                               57,712,056
                                             ------------
INDIANA -- 3.4%
  5,700,000   Indiana HFFA (FNB-Chicago
                LOC) 4.75% 7-05-00.........     5,700,000

  6,300,000   Indiana Municipal Power
                Authority (Toronto Dominion
                LOC) 4.75% 7-05-00.........     6,300,000

  1,000,000   Whiting EDA 4.10% 8-15-00....     1,000,000
                                             ------------
                                               13,000,000
                                             ------------
IOWA -- 2.1%
  5,000,000   Iowa Finance Authority
                (MBIA/Toronto Dominion)
                4.95% 7-05-00..............     5,000,000

  3,200,000   Iowa School Cash Anticipation
                Program (FSA) 4.75%
                2-01-01....................     3,212,632
                                             ------------
                                                8,212,632
                                             ------------

                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

                                  (UNAUDITED)


 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
 ---------             -----------              -----

MUNICIPAL SECURITIES -- (CONTINUED)

KENTUCKY -- 2.6%
$ 2,110,000   Clark County PCR (NRUCFC)
                4.15% 10-15-00.............  $  2,110,000

  3,000,000   Kentucky Asset Liability
                Commission 5.25% 6-27-01...     3,020,040

  5,000,000   Kentucky ISTA 5.00% 6-29-01..     5,028,400
                                             ------------
                                               10,158,440
                                             ------------
LOUISIANA -- 4.0%
  2,100,000   Louisiana PFA 4.60%
                7-05-00....................     2,100,000

 11,405,000   Louisiana Offshore Terminal
                Authority (Banc One LOC)
                4.65% 7-05-00..............    11,405,000

  2,000,000   West Baton Rouge PCR 4.45%
                7-14-00....................     2,000,000
                                             ------------
                                               15,505,000
                                             ------------
MAINE -- 1.0%
  3,835,000   Maine HEFA (State Street Bank
                LOC) 4.95% 7-05-00.........     3,835,000
                                             ------------
MARYLAND -- 2.1%
  3,000,000   Maryland HEFA (FNB-Chicago
                LOC) 4.70% 7-05-00.........     3,000,000

  5,000,000   Montgomery County HCA
                (MBIA/FNB-Chicago) 4.95%
                7-05-00....................     5,000,000
                                             ------------
                                                8,000,000
                                             ------------
MASSACHUSETTS -- 0.6%
  2,300,000   Massachusetts Bay
                Transportation Authority
                (Escrowed in U.S.
                Government Securities)
                7.65% 8-01-00..............     2,352,607
                                             ------------
MICHIGAN -- 1.0%
    995,000   Ingham Economic Development
                Corp. (Banc One LOC) 4.80%
                7-05-00....................       995,000

  3,000,000   Michigan Strategic Fund 4.00%
                7-26-00....................     3,000,000
                                             ------------
                                                3,995,000
                                             ------------
MINNESOTA -- 0.2%
    900,000   Duluth PCR (Wachovia LOC)
                4.60% 7-06-00..............       900,000
                                             ------------
MISSOURI -- 1.5%
  5,850,000   Columbia (Insurance Reserve
                Bonds) (Toronto Dominion
                LOC) 4.75% 7-05-00.........     5,850,000
                                             ------------
NEVADA -- 1.8%
  3,000,000   Clark County Airport Revenue
                (Bayerische Landesbank LOC)
                4.95% 7-05-00..............     3,000,000

  4,000,000   Las Vegas Valley Water
                District (West Deutsche
                Landesbank LOC) 3.95%
                7-10-00....................     4,000,000
                                             ------------
                                                7,000,000
                                             ------------
NEW MEXICO -- 1.4%
  5,300,000   Farmington PCR (Barclays Bank
                LOC) 4.90% 7-05-00.........     5,300,000
                                             ------------
NORTH CAROLINA -- 4.2%
  4,150,000   North Carolina Educational
                Facilities (MBIA/Bank of
                America) 4.80% 7-05-00.....     4,150,000

  2,200,000   North Carolina Educational
                Facilities (Nationsbank
                LOC) 4.75% 7-05-00.........     2,200,000

  5,000,000   North Carolina Educational
                Facilities (Wachovia Bank
                LOC) 4.75% 7-06-00.........     5,000,000

  5,000,000   Wake County IFA (First Union
                LOC) 4.75% 7-05-00.........     5,000,000
                                             ------------
                                               16,350,000
                                             ------------

                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

                                  (UNAUDITED)


 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
 ---------             -----------              -----

MUNICIPAL SECURITIES -- (CONTINUED)

OHIO -- 3.1%
$ 3,000,000   Clinton County Hospital
                Finance Program (Fifth
                Third Bank LOC) 4.85%
                7-05-00....................  $  3,000,000

  2,990,000   Franklin County Hospital
                Revenue (Morgan Guaranty
                LOC) 4.73% 7-06-00.........     2,990,000

  4,000,000   Ohio Air Quality Development
                Authority (AMBAC/Bank of
                New York) 4.70% 7-05-00....     4,000,000

  1,800,000   Toledo Special Assessment
                Revenue (Canadian Imperial
                Bank of Commerce LOC) 4.70%
                7-06-00....................     1,800,000
                                             ------------
                                               11,790,000
                                             ------------
OREGON -- 0.5%
  2,000,000   Oregon Housing Authority
                3.58% 8-17-00..............     2,000,000
                                             ------------
PENNSYLVANIA -- 8.7%
 10,710,000   Delaware Valley Finance
                Authority (Credit Suisse
                LOC) 4.75% 7-05-00.........    10,710,000

  5,200,000   Delaware Valley RFA (Credit
                Suisse LOC) 4.75%
                7-05-00....................     5,200,000

  8,600,000   Emmaus GRA (Bayerische
                Landesbank LOC) 4.90%
                7-05-00....................     8,600,000

  5,000,000   Emmaus GRA (KBC LOC) 4.90%
                7-05-00....................     5,000,000

  4,000,000   Montgomery County IDA (Banc
                One LOC) 4.15% 8-28-00.....     4,000,000
                                             ------------
                                               33,510,000
                                             ------------
RHODE ISLAND -- 0.4%
  1,570,000   Rhode Island (MBIA) 5.00%
                10-01-00...................     1,573,172
                                             ------------
SOUTH CAROLINA -- 0.7%
  2,800,000   Florence County Hospital
                Revenue (FGIC/First Union)
                4.65% 7-06-00..............     2,800,000
                                             ------------
TENNESSEE -- 3.3%
  5,990,000   Clarksville PBA (Bank of
                America LOC) 4.75%
                7-06-00....................     5,990,000

  1,100,000   Hamilton County (Nationsbank
                LOC) 4.75% 7-06-00.........     1,100,000

  4,000,000   Montgomery PBA (Bank of
                America LOC) 4.75%
                7-06-00....................     4,000,000

  1,800,000   Nashville-Davidson Counties
                HEFA (Nationsbank LOC)
                4.75% 7-06-00..............     1,800,000
                                             ------------
                                               12,890,000
                                             ------------
TEXAS -- 10.9%
  3,650,000   Austin County IDA (Banc One
                LOC) 4.75% 7-05-00.........     3,650,000

  2,115,000   Austin Utilities System
                (Morgan Guaranty/Dexia/
                State Street LOC's) 4.15%
                8-18-00....................     2,115,000

  1,000,000   Board of Regents of the
                University of Texas (PUF)
                4.40% 8-03-00..............     1,000,000

  2,000,000   Brazos River Navigational
                District 4.75% 7-13-00.....     2,000,000
              Brownsville Utility District
                (Toronto Dominion LOC)

  1,500,000   4.50% 8-10-00................     1,500,000

  1,600,000   4.15% 8-18-00................     1,600,000
              Dallas Area Rapid Transit
                District (West Deutsche
                Landesbank/Bayerische
                Landesbank LOC's)

  2,000,000   4.10% 7-07-00................     2,000,000

  2,000,000   4.20% 7-14-00................     2,000,000

                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

                                  (UNAUDITED)


 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
 ---------             -----------              -----

MUNICIPAL SECURITIES -- (CONTINUED)

TEXAS -- (CONTINUED)
$ 1,225,000   Garland ISD (Permanent School
                Fund Guaranteed LOC) 6.50%
                2-15-01....................  $  1,241,998

  3,300,000   Grapevine IDA (Bayerische
                Landesbank LOC) 4.55%
                7-01-00....................     3,300,000

              Gulf Coast Waste Disposal
                Authority PCR
  3,600,000   4.60% 7-05-00................     3,600,000
  3,000,000   4.00% 7-15-00................     3,000,000

  2,500,000   Northeast ISD (Permanent
                School Fund Guaranteed)
                6.50% 2-01-01..............     2,531,972

  1,000,000   Port Neches Grove ISD
                (Permanent School Fund
                Guaranteed) 7.00% 2-15-01..     1,016,306

    900,000   Richardson ISD (Permanent
                School Fund Guaranteed/
                United Bank of Switzerland)
                4.80% 7-06-00..............       900,000

  3,500,000   Tarrant County (Escrowed in
                U.S. Government Securities)
                5.75% 3-01-01..............     3,535,049

  5,000,000   Texas PFA 4.20% 8-24-00......     5,000,000

  2,000,000   Texas State TRANS 4.50%
                8-31-00....................     2,002,577
                                             ------------
                                               41,992,902
                                             ------------
VIRGINIA -- 1.2%
  2,000,000   Harrisonburg Virginia
                Redevelopment and Housing
                Revenue Bonds (Banc One
                LOC) 4.80% 7-06-00.........     2,000,000

  2,570,000   Louisa County IDA
                (Nationsbank LOC) 4.75%
                7-06-00....................     2,570,000
                                             ------------
                                                4,570,000
                                             ------------
WASHINGTON -- 0.8%
  3,100,000   Seattle Water System Revenue
                Bonds (Bayerische
                Landesbank LOC) 4.95%
                7-05-00....................     3,100,000
                                             ------------
WISCONSIN -- 1.0%
  2,000,000   Kenosha Unified School
                District 4.15% 10-06-00....     2,002,041

  2,000,000   Wisconsin Health and
                Education Facilities (Bank
                One LOC) 4.75% 7-05-00.....     2,000,000
                                             ------------
                                                4,002,041
                                             ------------
TOTAL INVESTMENTS -- 99.8%.................   384,951,779(a)
Other Assets & Liabilities, Net -- 0.2%....       652,085
                                             ------------
TOTAL NET ASSETS -- 100.00%................  $385,603,864
                                             ============

                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

                                  (UNAUDITED)

Legend:
BANS -- Bond Anticipation Notes
EDA -- Economic Development Authority
GRA -- General Revenue Authority
HCA -- Health Care Authority
HEFA -- Health Education Finance Authority
HFA -- Housing Finance Authority
IDA -- Industrial Development Authority
IFA -- Industrial Finance Agency
ISD -- Independent School District
ISTA -- Interlocal School Transportation Authority
LOC -- Letter of Credit
NRUCFC -- National Rural Utilities Cooperative Finance Corp.
PCR -- Pollution Control Revenue
PFA -- Public Finance Authority
RFA -- Regional Finance Authority
TRANS -- Tax & Revenue Anticipation Notes

Insurance Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance Inc.
MBIA -- Municipal Bond Investors Assurance
PUF -- Permanent University Fund
SLMA -- Student Loan Marketing Association

Maturity dates for many bonds and notes represent the next scheduled date at which the interest rate may be adjusted or a "demand" or "put" feature may be exercised.

------------
(a) Cost for tax purposes is the same.

                       See Notes to Financial Statements.

          FREEDOM MUTUAL FUND
   FREEDOM GROUP OF TAX EXEMPT FUNDS
  STATEMENTS OF ASSETS AND LIABILITIES
             JUNE 30, 2000

              (UNAUDITED)

                                                                 FREEDOM          FREEDOM         FREEDOM
                                                                   CASH          GOVERNMENT      TAX EXEMPT
                                                                MANAGEMENT       SECURITIES        MONEY
                                                                   FUND             FUND            FUND
                                                              --------------    ------------    ------------
ASSETS
   Investments, at amortized cost...........................  $2,729,525,566    $502,817,792    $384,951,779
   Cash.....................................................       7,815,828         702,901         286,641
   Receivable for Fund shares sold..........................      33,794,254       7,639,268       7,465,937
   Interest receivable......................................         633,728              --       2,183,361
   Prepaid expenses.........................................         444,743           2,537           2,001
   Other assets.............................................          65,871          18,473          21,495
                                                              --------------    ------------    ------------
   TOTAL ASSETS.............................................   2,772,279,990     511,180,971     394,911,214
                                                              --------------    ------------    ------------
LIABILITIES
   Payable for Fund shares redeemed.........................       2,117,050         273,047         392,187
   Payable for investments purchased........................              --              --       8,048,440
   Dividends payable........................................       6,634,539       1,213,188         622,375
   Accrued expenses:
       Investment adviser's fee.............................       1,046,398         206,948         163,214
       Transfer agent and shareholder servicing fee.........         271,359          32,252          15,572
       Trustees' fee........................................           3,427           1,291           1,921
       Other................................................         302,440          48,236          63,641
                                                              --------------    ------------    ------------
   TOTAL LIABILITIES........................................      10,375,213       1,774,962       9,307,350
                                                              --------------    ------------    ------------
NET ASSETS..................................................  $2,761,904,777    $509,406,009    $385,603,864
                                                              ==============    ============    ============
NET ASSETS CONSIST OF:
   Capital paid in..........................................  $2,762,012,136    $509,438,256    $385,603,864
   Accumulated net realized gain (loss).....................        (107,359)        (32,247)             --
                                                              --------------    ------------    ------------
                                                              $2,761,904,777    $509,406,009    $385,603,864
                                                              ==============    ============    ============
   SHARES ISSUED AND OUTSTANDING
     (UNLIMITED SHARES AUTHORIZED)..........................   2,762,052,540     509,402,703     385,586,495
                                                              --------------    ------------    ------------
   NET ASSET VALUE PER SHARE................................  $         1.00    $       1.00    $       1.00
                                                              ==============    ============    ============

                       See Notes to Financial Statements.

          FREEDOM MUTUAL FUND
   FREEDOM GROUP OF TAX EXEMPT FUNDS
        STATEMENTS OF OPERATIONS
     SIX MONTHS ENDED JUNE 30, 2000

              (UNAUDITED)

                                                               FREEDOM         FREEDOM       FREEDOM
                                                                CASH         GOVERNMENT     TAX EXEMPT
                                                             MANAGEMENT      SECURITIES       MONEY
                                                                FUND            FUND           FUND
                                                             -----------     -----------    ----------

INTEREST INCOME............................................. $85,367,748     $15,763,961    $8,009,350
                                                             -----------     -----------    ----------
EXPENSES
   Investment adviser's fee.................................   6,357,780       1,305,702     1,014,292
   Transfer agent & shareholder services....................   1,825,400         148,520        91,000
   Custodian................................................     199,220          49,820        43,963
   Compensation of Trustees.................................      30,030           7,740         6,150
   Audit....................................................      22,700           6,370        19,600
   Legal....................................................      45,900           9,380        18,700
   Printing, postage and stationery.........................     106,210          11,390        10,680
   Membership dues..........................................      26,126           4,747         3,751
   Registration expense.....................................     171,000          28,330        22,520
   Insurance expense........................................      96,875           4,128         3,190
   Other....................................................       7,436             910           911
                                                             -----------     -----------    ----------
   TOTAL EXPENSES...........................................   8,888,677       1,577,037     1,234,757
                                                             -----------     -----------    ----------
   LESS EXPENSE REDUCTIONS..................................          --              --       (20,603)
                                                             -----------     -----------    ----------
   NET EXPENSES.............................................   8,888,677       1,577,037     1,214,154
                                                             -----------     -----------    ----------
NET INVESTMENT INCOME.......................................  76,479,071      14,186,924     6,795,196
                                                             -----------     -----------    ----------
NET REALIZED LOSS ON INVESTMENTS............................      (1,392)         (3,128)           --
                                                             -----------     -----------    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........ $76,477,679     $14,183,796    $6,795,196
                                                             ===========     ===========    ==========

                       See Notes to Financial Statements.

          FREEDOM MUTUAL FUND
 FREEDOM GROUP OF TAX EXEMPT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                          FREEDOM                             FREEDOM
                                                   CASH MANAGEMENT FUND             GOVERNMENT SECURITIES FUND
                                             ---------------------------------   ---------------------------------
                                               SIX MONTHS                          SIX MONTHS
                                                  ENDED          YEAR ENDED           ENDED          YEAR ENDED
                                                JUNE 30,        DECEMBER 31,        JUNE 30,        DECEMBER 31,
                                                  2000*             1999              2000*             1999
                                             ---------------   ---------------   ---------------   ---------------
INCREASE IN NET ASSETS FROM:
OPERATIONS:
   Net investment income...................  $    76,479,071   $   112,883,042   $    14,186,924   $    20,185,969
   Net realized gain (loss) from
    investments............................           (1,392)           (1,978)           (3,128)            1,236
                                             ---------------   ---------------   ---------------   ---------------
   Net increase in net assets resulting
    from operations........................       76,477,679       112,881,064        14,183,796        20,187,205
DIVIDENDS TO SHAREHOLDERS..................      (76,479,071)     (112,883,042)      (14,186,924)      (20,185,969)
                                             ---------------   ---------------   ---------------   ---------------
                                                      (1,392)           (1,978)           (3,128)            1,236
                                             ---------------   ---------------   ---------------   ---------------
CAPITAL SHARE TRANSACTIONS:
 (At Net Asset Value of $1 per share)
   Proceeds from sale of shares............    6,152,952,479     9,704,052,388     1,059,378,749     1,479,913,398
   Net asset value of shares issued to
    shareholders in reinvestment of
    dividends..............................       68,281,117       109,959,106        12,738,583        19,803,403
   Cost of shares redeemed.................   (6,110,749,480)   (9,492,882,406)   (1,044,516,035)   (1,461,427,162)
                                             ---------------   ---------------   ---------------   ---------------
    Net increase from capital share
      transactions.........................      110,484,116       321,129,088        27,601,297        38,289,639
                                             ---------------   ---------------   ---------------   ---------------
   Net increase in net assets..............      110,482,724       321,127,110        27,598,169        38,290,875

NET ASSETS:
   Beginning of period.....................    2,651,422,053     2,330,294,943       481,807,840       443,516,965
                                             ---------------   ---------------   ---------------   ---------------
   End of period...........................  $ 2,761,904,777   $ 2,651,422,053   $   509,406,009   $   481,807,840
                                             ===============   ===============   ===============   ===============

                                                         FREEDOM
                                                  TAX EXEMPT MONEY FUND
                                             -------------------------------
                                              SIX MONTHS
                                                 ENDED         YEAR ENDED
                                               JUNE 30,       DECEMBER 31,
                                                 2000*            1999
                                             -------------   ---------------
INCREASE IN NET ASSETS FROM:
OPERATIONS:
   Net investment income...................  $   6,795,196   $     9,541,574
   Net realized gain (loss) from
    investments............................             --                --
                                             -------------   ---------------
   Net increase in net assets resulting
    from operations........................      6,795,196         9,541,574
DIVIDENDS TO SHAREHOLDERS..................     (6,795,196)       (9,541,574)
                                             -------------   ---------------
                                                        --                --
                                             -------------   ---------------
CAPITAL SHARE TRANSACTIONS:
 (At Net Asset Value of $1 per share)
   Proceeds from sale of shares............    953,941,995     1,551,428,470
   Net asset value of shares issued to
    shareholders in reinvestment of
    dividends..............................      6,013,779         9,220,569
   Cost of shares redeemed.................   (941,427,313)   (1,548,966,650)
                                             -------------   ---------------
    Net increase from capital share
      transactions.........................     18,528,461        11,682,389
                                             -------------   ---------------
   Net increase in net assets..............     18,528,461        11,682,389

NET ASSETS:
   Beginning of period.....................    367,075,403       355,393,014
                                             -------------   ---------------
   End of period...........................  $ 385,603,864   $   367,075,403
                                             =============   ===============

---------------
*Unaudited.

                       See Notes to Financial Statements.

                              FREEDOM MUTUAL FUND

                       FREEDOM GROUP OF TAX EXEMPT FUNDS

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

     NOTE 1. ACCOUNTING POLICIES. Freedom Mutual Fund and Freedom Group of Tax Exempt Funds (the "Trusts") are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended, as open-end management companies. The Agreements and Declarations of Trust permit the issuance of an unlimited number of shares of beneficial interest in separate series, with shares of each series representing interests in a separate portfolio of assets and operating as a separate distinct fund (a "Fund"). The Freedom Mutual Fund consists of the Freedom Cash Management Fund and the Freedom Government Securities Fund. The Freedom Group of Tax Exempt Funds consists of the Freedom Tax Exempt Money Fund and the Freedom California Tax Exempt Money Fund. The financial statements of the Freedom California Tax Exempt Money Fund are included in a separate semi-annual report for that Fund.

     The following is a summary of significant accounting policies followed by the Trusts in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Security Valuation and Transactions. Each Trust values its portfolio securities utilizing the amortized cost valuation method. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Investment securities transactions are accounted for on the date the securities are purchased or sold.

     Expenses. The majority of the expenses of each Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable as belonging to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

     Trustees' fees of $6,000 per Trust, per year, plus $250 per meeting of the Board of Trustees and $350 per meeting of any committee thereof, are paid to each Trustee who is not an interested person of the Trusts. No remuneration is paid by either Trust to any Trustee or officer of that Trust who is affiliated with Freedom Capital Management Corporation, the Trusts' advisor.

     The Trusts have entered into an insurance agreement with ICI Mutual Insurance Company under which each Trust pays both an annual insurance premium and a one-time reserve premium, and is committed to provide additional funds of up to 300% of its initial annual premium if and when called upon.

                              FREEDOM MUTUAL FUND

                       FREEDOM GROUP OF TAX EXEMPT FUNDS

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     The Freedom Tax Exempt Money Fund has an agreement with the custodian bank under which $20,603 of custodian fees have been reduced by balance credits applied during the six months ended June 30, 2000. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

     Federal Income Tax. It is each Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. It is also the intention of the Funds to make sufficient distributions to shareholders to avoid imposition of excise tax on undistributed amounts under the Internal Revenue Code. Therefore, no federal income or excise tax provision is required.

     As of December 31, 1999, the Freedom Cash Management Fund had $105,967 of capital loss carryforwards of which $95,472, $8,517, and $1,978 expire on December 31, 2002, December 31, 2006 and December 31, 2007, respectively. As of December 31, 1999, the Freedom Government Securities Fund had $29,119 of capital loss carryforwards of which $18,859 and $10,260 expire on December 31, 2002 and December 31, 2005, respectively.

     Interest Income and Dividends to Shareholders. Interest income is accrued as earned. Dividends to shareholders are declared daily from net investment income, which consists of interest accrued or discount earned (including original issue and market discount) less amortization of premium and the estimated expenses of the Fund applicable to the dividend period.

     Other. The custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be limited or delayed.

     The Funds may purchase or sell securities on a when-issued basis. Payment and delivery may take place more than a week after the date of the transaction. The price that will be paid for the underlying securities is fixed at the time the transaction is negotiated.

     NOTE 2. INVESTMENT ADVISOR AND OTHER RELATED PARTY TRANSACTIONS. Freedom Capital Management Corporation ("FCMC") is the parent of Freedom Distributors Corporation as well as an affiliate of Sutro & Co., Inc. ("Sutro"), Tucker Anthony Incorporated ("Tucker Anthony") and Freedom Services Corp. All are wholly owned subsidiaries of Tucker Anthony Sutro (formerly Freedom Securities Corporation).

     FCMC, the investment advisor of the Funds, furnishes the Funds with administration and other services and office facilities in Boston. For these services and facilities, each Fund pays a monthly fee, computed separately for each Fund, based upon the average daily net asset value of each Fund, at the

                              FREEDOM MUTUAL FUND

                       FREEDOM GROUP OF TAX EXEMPT FUNDS

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

annual rate of one half of one percent (.50%) on the first $500 million of average daily net assets and forty-five hundredths of one percent (.45%) for average daily net assets in excess of that amount. The Funds themselves pay no salaries or compensation to any of their officers.

     Tucker Anthony, Sutro and Freedom Distributors Corporation act as distributors of the Trusts' shares and receive no compensation for such services. As transfer agent, Freedom Services Corp. received reimbursements from the Funds for maintaining and servicing shareholder accounts for the six months ended June 30, 2000 as follows:

                            CASH      GOVERNMENT       TAX
                         MANAGEMENT   SECURITIES   EXEMPT MONEY
                            FUND         FUND          FUND
                         ----------   ----------   ------------
                         $1,825,400    $148,520     $91,000

                         ==========    ========      =======

     NOTE 3. Purchases and sales (including maturities) of investments (excluding repurchase agreements) for the six months ended June 30, 2000 were as follows:

                                                   CASH           GOVERNMENT          TAX
                                                MANAGEMENT        SECURITIES      EXEMPT MONEY
                                                   FUND              FUND             FUND
                                              --------------    --------------    ------------
Purchases
  U.S. Government...........................              --    $1,770,010,471              --
  Other.....................................  $8,204,068,632                --    $465,014,316

Sales
  U.S. Government...........................              --    $1,719,220,213              --
  Other.....................................  $7,916,574,595                --    $446,289,175

                          FREEDOM GROUP OF MONEY FUNDS

SELECTED PER SHARE DATA AND RATIOS

     Selected data for each share of beneficial interest outstanding throughout each period is as follows:

                                                                                                             RATIO OF
                                NET ASSET                DIVIDENDS    NET ASSET              NET ASSETS      EXPENSES
                                  VALUE        NET        FROM NET      VALUE                  END OF       TO AVERAGE
            PERIOD              BEGINNING   INVESTMENT   INVESTMENT    END OF      TOTAL       PERIOD          DAILY
            ENDED               OF PERIOD     INCOME       INCOME      PERIOD      RETURN    (THOUSANDS)    NET ASSETS
------------------------------  ---------   ----------   ----------   ---------   --------   -----------   -------------
CASH MANAGEMENT FUND
June 30, 2000++...............    $1.00      $0.0275      $(0.0275)     $1.00       2.78%    $2,761,905        0.64%+
December 31, 1999.............     1.00       0.0458       (0.0458)      1.00       4.67      2,651,422        0.64
December 31, 1998.............     1.00       0.0491       (0.0491)      1.00       5.03      2,330,295        0.65
December 31, 1997.............     1.00       0.0492       (0.0492)      1.00       5.03      1,746,837        0.69
December 31, 1996.............     1.00       0.0476       (0.0476)      1.00       4.86      1,637,286        0.71
December 31, 1995.............     1.00       0.0526       (0.0526)      1.00       5.38      1,346,625        0.73

GOVERNMENT SECURITIES FUND
June 30, 2000++...............    $1.00      $0.0269      $(0.0269)     $1.00       2.71%      $509,406        0.60%+
December 31, 1999.............     1.00       0.0446       (0.0446)      1.00       4.54        481,808        0.61
December 31, 1998.............     1.00       0.0481       (0.0481)      1.00       4.93        443,517        0.61
December 31, 1997.............     1.00       0.0485       (0.0485)      1.00       4.96        370,358        0.65
December 31, 1996.............     1.00       0.0460       (0.0460)      1.00       4.69        309,938        0.65
December 31, 1995.............     1.00       0.0500       (0.0500)      1.00       5.10        317,400        0.65

TAX EXEMPT MONEY FUND
June 30, 2000++...............    $1.00      $0.0167      $(0.0167)     $1.00       1.68%*     $385,604        0.61%(a)+
December 31, 1999.............     1.00       0.0265       (0.0265)      1.00       2.68*       367,075        0.63(a)
December 31, 1998.............     1.00       0.0283       (0.0283)      1.00       2.88*       355,393        0.63(a)
December 31, 1997.............     1.00       0.0300       (0.0300)      1.00       3.04*       289,904        0.66(a)
December 31, 1996.............     1.00       0.0283       (0.0283)      1.00       2.86        263,089        0.63
December 31, 1995.............     1.00       0.0319       (0.0319)      1.00       3.23        274,076        0.64

                                RATIO OF NET
                                 INVESTMENT
                                  INCOME TO
            PERIOD              AVERAGE DAILY
            ENDED                NET ASSETS
------------------------------  -------------
CASH MANAGEMENT FUND
June 30, 2000++...............      5.51%+
December 31, 1999.............      4.58
December 31, 1998.............      4.91
December 31, 1997.............      4.92
December 31, 1996.............      4.76
December 31, 1995.............      5.26

GOVERNMENT SECURITIES FUND
June 30, 2000++...............      5.39%+
December 31, 1999.............      4.46
December 31, 1998.............      4.81
December 31, 1997.............      4.86
December 31, 1996.............      4.60
December 31, 1995.............      5.00

TAX EXEMPT MONEY FUND
June 30, 2000++...............      3.33%(b)+
December 31, 1999.............      2.64(b)
December 31, 1998.............      2.83(b)
December 31, 1997.............      2.98(b)
December 31, 1996.............      2.82
December 31, 1995.............      3.19

---------------
  + Annualized.

  ++ Unaudited.

(a) Ratio of expenses to average daily net assets after expense credits was 0.60%, 0.62%, 0.62% and 0.64% for the six months ended June 30, 2000 and for the years ended December 31, 1999, December 31, 1998 and December 31, 1997, respectively.

(b) Ratio of net investment income to average daily net assets after expense credits was 3.34%, 2.65%, 2.83% and 3.00% for the six months ended June 30, 2000 and for the years ended December 31, 1999, December 31, 1998 and December 31, 1997, respectively.

 *  Total return would have been lower without credits allowed by the custodian.

                      This page intentionally left blank.

                         NO SALES OR REDEMPTION CHARGES

                                  DISTRIBUTORS

                          Tucker Anthony Incorporated
                               One Beacon Street
                          Boston, Massachusetts 02108

                            Sutro & Co. Incorporated
                             201 California Street
                        San Francisco, California 94111

                               INVESTMENT ADVISER

                     Freedom Capital Management Corporation
                               One Beacon Street
                        Boston, Massachusetts 02108-3105

                            TRANSFER AND SHAREHOLDER
                                 SERVICES AGENT

                          Freedom Services Corporation
                           One World Financial Center
                               200 Liberty Street
                            New York, New York 10281

                              Telephone Toll Free
                                  800-453-8206

                              [FLAG LOGO] FREEDOM
                             FAMILY OF MUTUAL FUNDS

   This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus for the Freedom Group of Money Funds.

                                                                      F01SA 0600

                                 FREEDOM GROUP
                                 OF MONEY FUNDS

                                 [FREE LOGO]


                                   Freedom
                               Cash Management
                                     Fund
                                      *
                                   Freedom
                                  Government
                               Securities Fund
                                      *
                                   Freedom
                                  Tax Exempt
                                  Money Fund


                              ------------------
                              SEMI-ANNUAL REPORT
                                JUNE 30, 2000
                              ------------------